UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               ADYM W. RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  JUNE 30, 2012

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED JUNE 30, 2012

[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA TAX EXEMPT LONG-TERM FUND
JUNE 30, 2012

                                                                      (Form N-Q)

48498-0812                                   (C)2012, USAA. All rights reserved.

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PORTFOLIO OF INVESTMENTS

June 30, 2012 (unaudited)

CATEGORIES AND DEFINITIONS

FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

ADJUSTABLE-RATE NOTES - similar to VRDNs in the fact that the interest rate is adjusted periodically to reflect current market conditions. These interest rates are adjusted at a given time, such as monthly or quarterly. However, these securities do not offer the right to sell the security at face value prior to maturity.

VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS)    Principal and interest payments are insured by one of the following:
         ACA Financial Guaranty Corp., AMBAC Assurance Corp., Assured Guaranty Corp., Assured Guaranty Municipal Corp., CIFG Assurance, N.A., Financial Guaranty Insurance Co., National Public Finance Guarantee Corp., Radian Asset Assurance Inc., or XL Capital Assurance. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: DEPFA Bank plc or Dexia Credit Local.

(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

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1  | USAA Tax Exempt Long-Term Fund
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(NBGA)   Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the Texas Permanent School Fund.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

CCD      Community College District
EDA      Economic Development Authority
EDC      Economic Development Corp.
ETM      Escrowed to final maturity
IDA      Industrial Development Authority/Agency
IDB      Industrial Development Board
IDC      Industrial Development Corp.
ISD      Independent School District
PRE      Prerefunded to a date prior to maturity
USD      Unified School District

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                                                   Portfolio of Investments |  2

================================================================================

PORTFOLIO OF INVESTMENTS

USAA TAX EXEMPT LONG-TERM FUND
June 30, 2012 (unaudited)

PRINCIPAL                                                                                         MARKET
AMOUNT                                                    COUPON              FINAL                VALUE
(000)       SECURITY                                        RATE           MATURITY                (000)
--------------------------------------------------------------------------------------------------------
            FIXED-RATE INSTRUMENTS (90.1%)

            ALABAMA (0.7%)
$ 4,245     Chatom IDB (INS)                                5.00%         8/01/2037           $    4,670
  2,500     Montgomery Medical Clinic Board                 4.75          3/01/2031                2,483
  2,500     Montgomery Medical Clinic Board                 4.75          3/01/2036                2,402
  7,000     Port Auth.                                      6.00         10/01/2035                7,952
  2,000     Selma IDB                                       5.80          5/01/2034                2,180
                                                                                              ----------
                                                                                                  19,687
                                                                                              ----------
            ARIZONA (2.0%)
  5,000     Apache County IDA                               4.50          3/01/2030                5,120
  5,000     Goodyear                                        5.63          7/01/2039                5,443
  7,000     Maricopa County                                 5.00          6/01/2035                7,627
  1,000     Phoenix Civic Improvement Corp., 5.50%,
               7/01/2013 (INS)                              4.65 (a)      7/01/2029                1,171
  1,500     Phoenix Civic Improvement Corp., 5.50%,
               7/01/2013 (INS)                              4.66 (a)      7/01/2030                1,756
  4,000     Pima County IDA                                 5.75          9/01/2029                4,250
  2,685     Pima County IDA                                 4.50          6/01/2030                2,704
  3,000     Pima County IDA                                 5.25         10/01/2040                3,161
  3,500     Scottsdale IDA                                  5.25          9/01/2030                3,544
  9,325     Univ. Medical Center Corp.                      5.00          7/01/2035                9,506
  2,000     Yavapai County IDA                              5.63          8/01/2033                2,073
  7,500     Yavapai County IDA                              5.63          8/01/2037                7,717
                                                                                              ----------
                                                                                                  54,072
                                                                                              ----------
            ARKANSAS (0.1%)
  1,000     Dev. Finance Auth. (INS)                        4.97 (b)      7/01/2028                  538
  1,165     Dev. Finance Auth. (INS)                        4.98 (b)      7/01/2029                  591
  1,150     Dev. Finance Auth. (INS)                        4.99 (b)      7/01/2030                  543
  2,500     Dev. Finance Auth. (INS)                        5.03 (b)      7/01/2036                  812
                                                                                              ----------
                                                                                                   2,484
                                                                                              ----------
            CALIFORNIA (7.4%)
  1,000     Cerritos CCD                                    5.63 (b)      8/01/2031                  388
  2,500     Cerritos CCD                                    5.67 (b)      8/01/2032                  910
  2,175     Cerritos CCD                                    5.71 (b)      8/01/2033                  736
  1,000     Cerritos CCD                                    5.76 (b)      8/01/2034                  319
  1,500     Cerritos CCD                                    5.82 (b)      8/01/2035                  456
  2,200     Cerritos CCD                                    5.88 (b)      8/01/2036                  630
  8,500     Coachella Valley USD(INS) (c)                   5.95 (b)      8/01/2041                1,553
  6,700     Corona-Norco USD (INS)                          5.50          8/01/2039                7,497
  2,500     Escondido Union High School District (INS)      5.00          6/01/2037                2,633
  2,410     Golden State Tobacco Securitization (INS)       4.56          6/01/2022                2,494
  5,000     Golden State Tobacco Securitization (INS)       4.55          6/01/2023                5,176
  5,000     Indio Redevelopment Agency                      5.25          8/15/2035                5,036
 17,025     Inland Empire Tobacco Securitization Auth.      5.98          6/01/2026               14,269
  2,000     Jurupa Public Finance Auth. (INS)               5.00          9/01/2033                2,124
  1,200     Los Alamitos USD, 5.95%, 8/01/2024              5.95 (a)      8/01/2034                  592

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3  | USAA Tax Exempt Long-Term Fund
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
PRINCIPAL                                                                                         MARKET
AMOUNT                                                       COUPON              FINAL             VALUE
(000)       SECURITY                                           RATE           MATURITY             (000)
--------------------------------------------------------------------------------------------------------
$ 4,500     Los Alamitos USD, 6.05%, 8/01/2024                 6.05% (a)     8/01/2042        $    2,197
  3,000     Monterey Peninsula USD (INS)                       5.50          8/01/2034             3,412
 15,000     Palomar Pomerado Health                            5.13          8/01/2037            15,915
  1,860     Paramount USD                                      6.82 (b)      8/01/2034               552
  2,000     Paramount USD                                      6.86 (b)      8/01/2035               565
  2,750     Paramount USD                                      6.88 (b)      8/01/2036               735
  2,750     Paramount USD                                      6.90 (b)      8/01/2037               691
  9,105     Public Works Board                                 5.00         11/01/2029             9,866
  2,500     Public Works Board                                 5.00         12/01/2029             2,710
  2,610     Public Works Board                                 5.00          4/01/2030             2,699
  2,000     Public Works Board                                 5.00         10/01/2030             2,127
  1,110     Public Works Board                                 5.00         10/01/2031             1,174
  2,000     Public Works Board                                 5.00         12/01/2031             2,143
  4,810     San Francisco City and County Redevelopment
               Financing Auth. (INS)                           4.88          8/01/2036             4,677
  3,000     San Marcos Schools Financing Auth. (INS)           5.00          8/15/2040             3,227
 13,605     San Ysidro School District (INS)                   5.58 (b)      8/01/2036             3,652
 14,285     San Ysidro School District (INS)                   5.64 (b)      8/01/2037             3,560
 15,000     Santa Ana USD (INS)                                5.45 (b)      4/01/2029             6,088
  5,000     Southern California Public Power Auth.             5.00          7/01/2040             5,467
 24,700     State (d)                                          4.50          8/01/2030            25,936
  5,000     State                                              5.75          4/01/2031             5,787
  2,710     State (PRE)                                        5.00          2/01/2032             2,851
  5,390     State                                              5.00          2/01/2032             5,574
  6,000     State                                              5.00         11/01/2032             6,515
  5,000     State                                              5.00         12/01/2032             5,410
  8,000     State                                              5.25          4/01/2035             8,907
 10,000     Statewide Communities Dev. Auth.                   5.00          4/01/2042            10,704
  8,885     Stockton USD (INS)                                 7.33 (b)      8/01/2034             2,470
  2,500     Victor Elementary School District (INS)            5.13          8/01/2034             2,790
  5,180     Washington Township Health Care Dist.              5.25          7/01/2030             5,563
  5,000     Washington Township Health Care Dist.              5.50          7/01/2038             5,397
                                                                                              ----------
                                                                                                 204,174
                                                                                              ----------

            COLORADO (2.2%)
  3,500     Denver Convention Center Hotel Auth. (INS)         4.75         12/01/2035             3,521
  3,000     Denver Health and Hospital Auth. (PRE)             6.25         12/01/2033             3,424
 15,765     Denver Health and Hospital Auth.                   4.75         12/01/2034            15,855
  2,000     E-470 Public Highway Auth.                         5.38          9/01/2026             2,138
 10,000     E-470 Public Highway Auth. (INS)                   5.06 (b)      9/01/2035             2,584
  1,000     Eagle Bend Metropolitan District No. 2 (INS)
               (PRE)                                           5.25         12/01/2023             1,070
  4,000     Health Facilities Auth. (INS)                      5.50         12/01/2027             4,066
  3,500     Health Facilities Auth.                            5.00          6/01/2029             3,596
  3,000     Health Facilities Auth.                            5.25          6/01/2031             3,119
  2,000     Health Facilities Auth.                            5.00          6/01/2035             2,043
  2,500     Health Facilities Auth.                            5.25          6/01/2036             2,577
  5,000     Health Facilities Auth.                            5.00         12/01/2042             5,128
  8,250     State (INS)                                        5.00         11/01/2030             8,999
  2,000     Vista Ridge Metropolitan District (INS)            5.00         12/01/2036             1,700
                                                                                              ----------
                                                                                                  59,820
                                                                                              ----------

            CONNECTICUT (1.3%)
  2,500     Health and Educational Facilities Auth. (INS)      5.13          7/01/2030             2,509
  2,000     Health and Educational Facilities Auth.            5.00          7/01/2035             2,161
 64,950     Mashantucket (Western) Pequot Tribe, acquired
               9/18/1997-12/05/2002; Cost $62,996 (e),(f),(g)  5.75          9/01/2027            25,419
  1,500     Mashantucket (Western) Pequot Tribe, acquired
               11/07/2001; Cost $1,435 (e),(f),(g)             5.50          9/01/2028               587
  5,000     Mashantucket (Western) Pequot Tribe, acquired
               11/09/2007; cost $4,846 (e),(f),(g)             5.75          9/01/2034             1,957

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                                                   Portfolio of Investments |  4

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
PRINCIPAL                                                                                         MARKET
AMOUNT                                                    COUPON              FINAL                VALUE
(000)       SECURITY                                        RATE           MATURITY                (000)
--------------------------------------------------------------------------------------------------------
$ 7,500     Mashantucket (Western) Pequot Tribe,
               acquired 7/19/2006-7/20/2006;
               Cost $7,683 (e),(f),(g)                      5.50%         9/01/2036           $    2,936
                                                                                              ----------
                                                                                                  35,569
                                                                                              ----------

            DELAWARE (0.2%)
  4,000     EDA                                             5.40          2/01/2031                4,350
                                                                                              ----------

            DISTRICT OF COLUMBIA (1.8%)
 12,870     Community Academy Public Charter School,
               Inc. (INS)                                   4.88          5/01/2037               10,680
  1,305     District of Columbia                            5.00          7/01/2036                1,398
  1,500     District of Columbia                            5.00          7/01/2042                1,597
  7,500     Metropolitan Washington Airports Auth.          5.13         10/01/2034                8,159
  5,000     Metropolitan Washington Airports Auth.          5.00         10/01/2039                5,486
 10,000     Metropolitan Washington Airports Auth.          5.63         10/01/2039               11,241
 10,000     Washington Convention & Sports Auth.            5.00         10/01/2040               10,563
                                                                                              ----------
                                                                                                  49,124
                                                                                              ----------

            FLORIDA (11.0%)
  2,000     Brevard County Health Facilities Auth.          7.00          4/01/2039                2,452
 20,000     Brevard County School Board (INS) (d)           5.00          7/01/2032               21,136
  1,500     Broward County                                  5.25         10/01/2034                1,736
    350     Broward County School Board (INS)               5.25          7/01/2027                  387
 10,000     Broward County School Board (INS)               5.00          7/01/2032               10,438
  2,000     Clearwater                                      5.25         12/01/2039                2,244
  5,675     Department of Children and Family Services      5.00         10/01/2025                5,996
  1,500     Escambia County                                 6.25         11/01/2033                1,673
  1,000     Escambia County Housing Finance Auth. (INS)     5.75          6/01/2031                1,117
  3,950     Gainesville                                     5.25         10/01/2034                4,467
  1,000     Hialeah Gardens Health Care Facilities Auth.
               (LOC - SunTrust Bank)                        5.00          8/15/2037                1,021
  3,500     Highlands County Health Facilities Auth.        5.00         11/15/2031                3,682
    625     Hillsborough County (INS)                       5.13          3/01/2020                  627
  5,725     Hillsborough County IDA                         5.50         10/01/2023                5,786
  2,270     Jacksonville                                    5.00         10/01/2029                2,546
  5,750     Jacksonville Economic Dev. Commission           5.00         11/15/2036                6,205
  2,470     Jacksonville Health Facilities Auth.            5.25         11/15/2032                2,512
  4,000     JEA Water & Sewer System                        5.00         10/01/2039                4,417
  4,000     Lake County School Board (INS)                  5.00          7/01/2029                4,092
  2,500     Loan Council Revenue (INS)                      5.25         10/01/2033                2,784
  1,500     Miami (INS)                                     5.00         10/01/2034                1,595
 13,125     Miami (INS)                                     5.25          7/01/2035               14,207
  4,000     Miami (INS)                                     5.25          7/01/2039                4,293
  2,000     Miami Beach                                     5.00          9/01/2040                2,152
  4,400     Miami-Dade County (INS)                         5.75         10/01/2024                4,439
  6,875     Miami-Dade County                               5.00         10/01/2029                7,472
  3,950     Miami-Dade County                               5.00         10/01/2034                4,358
 23,205     Miami-Dade County                               5.38         10/01/2035               25,973
  5,000     Miami-Dade County                               5.00          7/01/2040                5,334
  5,000     Miami-Dade County School Board (INS)            5.25          2/01/2027                5,550
  5,000     Miami-Dade County School Board (INS)            5.00          5/01/2033                5,411
  5,000     Orange County (INS)                             5.00         10/01/2031                5,224
  4,000     Orange County Health Facilities Auth. (PRE)     5.75         12/01/2027                4,094
  3,000     Orange County Health Facilities Auth.           5.25         10/01/2035                3,217
 10,000     Orange County Health Facilities Auth.           4.75         11/15/2036               10,193
  6,255     Orange County Health Facilities Auth.           5.13         11/15/2039                6,470
  8,000     Orange County Health Facilities Auth.           5.00         10/01/2042                8,322
 12,170     Orange County School Board (INS)                5.00          8/01/2031               12,996
  5,000     Orange County School Board (INS)                5.00          8/01/2032                5,396
 10,000     Orange County School Board (INS)                5.50          8/01/2034               11,377
  6,000     Orlando-Orange County Expressway Auth.          5.00          7/01/2035                6,556
  2,000     Orlando-Orange County Expressway Auth.          5.00          7/01/2035                2,185

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5  | USAA Tax Exempt Long-Term Fund

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
PRINCIPAL                                                                                         MARKET
AMOUNT                                                    COUPON              FINAL                VALUE
(000)       SECURITY                                        RATE           MATURITY                (000)
--------------------------------------------------------------------------------------------------------
$10,000     Palm Beach County                               5.00%        10/01/2031           $   11,325
  1,000     Pinellas County Educational Facilities Auth.    5.00         10/01/2027                1,066
  1,000     Pinellas County Educational Facilities Auth.    5.25         10/01/2030                1,072
  3,650     Pinellas County Educational Facilities Auth.    6.00         10/01/2041                4,017
  4,000     Polk County Utility Systems (INS)               5.00         10/01/2030                4,282
  4,000     Port St. Lucie Utility System (INS)             4.64 (b)      9/01/2032                1,516
  4,000     Port St. Lucie Utility System (INS)             4.65 (b)      9/01/2033                1,430
  1,000     Sarasota County Public Hospital District        5.63          7/01/2039                1,085
  5,000     South Miami Health Facilities Auth.             4.63          8/15/2029                5,246
  1,710     St. Johns County IDA (INS) (e)                  5.50          3/01/2017                1,714
  3,000     St. Petersburg Health Facilities Auth.          6.50         11/15/2039                3,537
    600     State Higher Educational Facility               5.00          4/01/2032                  638
  1,500     State Higher Educational Facility               5.25          4/01/2042                1,596
  3,000     State Univ. Financial Assistance, Inc. (PRE)    5.00         10/01/2031                3,037
  3,400     Sumter County (INS)                             5.00          6/01/2036                3,530
  2,200     Tampa Housing Auth.                             4.85          7/01/2036                2,277
  2,350     Volusia County Educational Facilities Auth.
               (INS)                                        5.00         10/15/2029                2,539
  8,350     Volusia County School Board (INS)               5.00          8/01/2031                8,616
  1,165     West Palm Beach Community Redevelopment
               Agency                                       5.00          3/01/2029                1,203
                                                                                              ----------
                                                                                                 301,858
                                                                                              ----------

            GEORGIA (1.4%)
  3,500     Atlanta Airport                                 5.00          1/01/2035                3,799
 10,000     Burke County Dev. Auth.                         7.00          1/01/2023               11,941
  4,000     Dahlonega Downtown Dev. Auth. (INS)             5.00          7/01/2040                4,391
  4,000     Glynn-Brunswick Memorial Hospital Auth.         5.63          8/01/2034                4,311
  1,600     Private Colleges & Universities Auth.           5.00         10/01/2032                1,675
 10,000     Savannah EDA                                    6.15          3/01/2017               11,229
  1,000     Thomasville Hospital Auth.                      5.25         11/01/2035                1,077
  1,250     Thomasville Hospital Auth.                      5.38         11/01/2040                1,339
                                                                                              ----------
                                                                                                  39,762
                                                                                              ----------
            HAWAII (0.3%)
  6,000     State                                           6.50          7/01/2039                6,972
                                                                                              ----------
            IDAHO (0.1%)
  1,500     Health Facilities Auth. (INS)                   5.00          7/01/2035                1,626
                                                                                              ----------

            ILLINOIS (9.1%)
    520     Chicago (INS)                                   5.25          1/01/2029                  545
  4,381     Chicago                                         6.75         12/01/2032                4,562
  3,445     Chicago-O'Hare International Airport (INS)      5.13          1/01/2020                3,453
  3,060     Chicago-O'Hare International Airport (INS)      5.13          1/01/2021                3,067
  5,000     Chicago-O'Hare International Airport            5.75          1/01/2039                5,780
  2,000     Finance Auth.                                   5.00          4/01/2026                1,944
  5,000     Finance Auth.                                   5.50          8/15/2028                5,425
  2,500     Finance Auth. (INS)                             5.75         11/01/2028                2,783
  5,000     Finance Auth.                                   7.25         11/01/2030                6,312
  4,500     Finance Auth.                                   5.00          4/01/2031                4,243
  7,565     Finance Auth.                                   5.50          4/01/2032                7,807
  8,000     Finance Auth.                                   6.00         10/01/2032                9,375
 14,875     Finance Auth.                                   4.50         11/15/2032               14,650
  5,000     Finance Auth.                                   5.75         10/01/2035                5,367
  7,000     Finance Auth.                                   5.00          4/01/2036                6,451
 20,000     Finance Auth.                                   5.38          8/15/2039               21,119
  1,205     Finance Auth.                                   5.25         10/01/2039                1,259
  9,785     Health Facilities Auth. (PRE)                   5.50          8/01/2020               10,076
  9,445     Health Facilities Auth.                         5.25          9/01/2024                9,453
  2,500     Housing Dev. Auth.                              4.85          1/01/2037                2,557
  5,000     Metropolitan Pier and Exposition Auth. (INS)    5.50          6/15/2020                5,757

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                                                   Portfolio of Investments |  6

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
PRINCIPAL                                                                                         MARKET
AMOUNT                                                    COUPON              FINAL                VALUE
(000)       SECURITY                                        RATE           MATURITY                (000)
--------------------------------------------------------------------------------------------------------
$ 2,500     Metropolitan Pier and Exposition Auth. (INS)    5.55%         6/15/2021           $    2,856
  8,000     Metropolitan Pier and Exposition Auth. (INS)    5.50          6/15/2023                8,095
 10,000     Railsplitter Tobacco Settlement Auth.           5.50          6/01/2023               11,463
 23,980     Regional Transportation Auth. (INS)             5.75          6/01/2020               29,883
 37,550     Regional Transportation Auth. (INS)             6.50          7/01/2030               50,832
  3,000     Schaumburg (INS)                                5.25         12/01/2034                3,277
  1,000     Univ. of Illinois                               5.13          4/01/2036                1,087
  7,676     Village of Gilberts (INS)                       4.75          3/01/2030                7,753
  1,757     Village of Montgomery Kane and Kendall
               Counties (INS)                               4.70          3/01/2030                1,650
  1,500     Village of Round Lake (INS)                     4.70          3/01/2033                1,555
                                                                                              ----------
                                                                                                 250,436
                                                                                              ----------
            INDIANA (0.8%)
  3,440     Finance Auth.                                   5.00         10/01/2033                3,632
  5,000     Finance Auth.                                   5.00          6/01/2039                5,098
  6,000     Indianapolis (INS)                              5.50          1/01/2038                6,709
  7,500     Rockport (INS)                                  4.63          6/01/2025                7,689
                                                                                              ----------
                                                                                                  23,128
                                                                                              ----------
            IOWA (0.4%)
  5,000     Finance Auth. (INS)                             4.75         12/01/2031                4,904
  5,000     Finance Auth. (INS)                             5.00         12/01/2039                4,865
                                                                                              ----------
                                                                                                   9,769
                                                                                              ----------
            KANSAS (1.3%)
  9,000     Burlington (INS)                                4.85          6/01/2031                9,326
  4,670     Wyandotte County                                5.00         12/01/2020                4,951
 33,200     Wyandotte County                                5.18 (b)      6/01/2021               22,346
                                                                                              ----------
                                                                                                  36,623
                                                                                              ----------
            KENTUCKY (0.6%)
  1,000     Economic Dev. Finance Auth. (INS)               6.00         12/01/2033                1,097
  4,000     Economic Dev. Finance Auth. (INS)               6.00         12/01/2038                4,353
  5,000     Municipal Power Agency (INS)                    5.00          9/01/2037                5,280
  4,000     Ohio County                                     6.00          7/15/2031                4,360
  2,000     Owen County                                     6.25          6/01/2039                2,219
                                                                                              ----------
                                                                                                  17,309
                                                                                              ----------
            LOUISIANA (1.6%)
  2,500     Lafayette Public Trust Financing Auth. (INS)    5.50         10/01/2035                2,799
  3,750     Local Government Environmental Facilities and
               Community Dev. Auth.                         6.50          8/01/2029                4,364
 25,000     Parish of St. John the Baptist                  5.13          6/01/2037               26,188
 10,000     Public Facilities Auth.                         5.00          6/01/2030               10,594
                                                                                              ----------
                                                                                                  43,945
                                                                                              ----------
            MARYLAND (0.6%)
  2,500     EDC                                             6.20          9/01/2022                3,034
  5,000     Health and Higher Educational Facilities Auth.  5.75          1/01/2033                5,308
  1,700     Health and Higher Educational Facilities Auth.  5.00          7/01/2037                1,824
  6,000     Health and Higher Educational Facilities Auth.  5.75          1/01/2038                6,325
                                                                                              ----------
                                                                                                  16,491
                                                                                              ----------
            MASSACHUSETTS (0.9%)
  2,000     Dev. Finance Agency (INS)                       5.25          3/01/2026                2,070
  2,000     Dev. Finance Agency (INS)                       5.00          3/01/2036                2,020
 10,000     Health and Educational Facilities Auth.         6.25          7/01/2030               11,432
  3,500     Health and Educational Facilities Auth.         5.00          7/15/2032                3,480

================================================================================

7  | USAA Tax Exempt Long-Term Fund

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                    COUPON              FINAL                VALUE
(000)       SECURITY                                        RATE           MATURITY                (000)
--------------------------------------------------------------------------------------------------------
$ 1,250     Health and Educational Facilities Auth.         5.00%         7/01/2033           $    1,274
    500     Health and Educational Facilities Auth.         5.00          7/15/2037                  484
  5,000     School Building Auth. (INS)                     4.75          8/15/2032                5,426
                                                                                              ----------
                                                                                                  26,186
                                                                                              ----------

            MICHIGAN (1.2%)
 59,395     Building Auth. (INS)                            5.01 (b)     10/15/2030               24,425
  4,500     Lansing Board of Water & Light                  5.00          7/01/2037                5,027
  3,000     Strategic Fund                                  5.63          7/01/2020                3,580
                                                                                              ----------
                                                                                                  33,032
                                                                                              ----------

            MINNESOTA (1.1%)
  4,000     Chippewa County                                 5.50          3/01/2037                4,116
  7,166     Higher Education Facilities Auth., acquired
               8/28/2006; cost $7,256 (e),(f)               5.43          8/28/2031                7,463
  2,500     Higher Education Facilities Auth.               5.00         10/01/2039                2,746
  3,000     St. Louis Park                                  5.75          7/01/2030                3,336
  2,000     Tobacco Securitization Auth.                    5.25          3/01/2031                2,206
 10,000     Washington County Housing and
               Redevelopment Auth.                          5.50         11/15/2027               10,005
                                                                                              ----------
                                                                                                  29,872
                                                                                              ----------

            MISSISSIPPI (0.5%)
  1,000     Hospital Equipment and Facilities Auth.         5.25         12/01/2026                1,030
  8,750     Warren County                                   4.80          8/01/2030                8,755
  3,000     Warren County                                   5.38         12/01/2035                3,228
                                                                                              ----------
                                                                                                  13,013
                                                                                              ----------

            MISSOURI (1.6%)
 25,000     Cape Girardeau County IDA                       5.00          6/01/2036               25,113
  1,000     Cape Girardeau County IDA                       5.75          6/01/2039                1,104
  8,000     Cass County                                     5.63          5/01/2038                8,071
  2,000     Dev. Finance Board                              5.00          6/01/2035                2,052
  7,500     Health and Educational Facilities Auth.         5.50         11/15/2033                8,160
                                                                                              ----------
                                                                                                  44,500
                                                                                              ----------

            MONTANA (0.5%)
  6,500     Forsyth (INS)                                   4.65          8/01/2023                6,951
  5,000     Forsyth                                         5.00          5/01/2033                5,624
                                                                                              ----------
                                                                                                  12,575
                                                                                              ----------

            NEBRASKA (0.1%)
  2,250     Douglas County Hospital Auth.                   6.13          8/15/2031                2,515
                                                                                              ----------

            NEVADA (1.7%)
  4,000     Clark County (INS)                              5.00          7/01/2026                4,418
 11,000     Clark County                                    5.13          7/01/2034               11,925
  5,000     Clark County (INS)                              5.25          7/01/2039                5,506
 12,410     Clark County EDC                                5.00          5/15/2029               12,949
 10,420     Truckee Meadows Water Auth. (INS)               4.88          7/01/2034               10,929
                                                                                              ----------
                                                                                                  45,727
                                                                                              ----------

            NEW JERSEY (1.8%)
  3,000     Camden County Improvement Auth.                 5.75          2/15/2034                3,050
  6,000     EDA                                             5.00          9/01/2024                6,956
  2,000     EDA                                             5.00          6/15/2028                2,164
  6,000     EDA (PRE)                                       5.75          6/15/2029                6,632
  2,150     EDA (PRE)                                       5.50          6/15/2031                2,365
 11,500     Health Care Facilities Financing Auth.          5.00          7/01/2029               11,725

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                    COUPON              FINAL                VALUE
(000)       SECURITY                                        RATE           MATURITY                (000)
--------------------------------------------------------------------------------------------------------
$15,000     Health Care Facilities Financing Auth.          5.63%         7/01/2032           $   16,244
                                                                                              ----------
                                                                                                  49,136
                                                                                              ----------

            NEW MEXICO (1.4%)
 32,380     Farmington                                      4.88          4/01/2033               33,122
  5,000     Farmington                                      5.90          6/01/2040                5,457
                                                                                              ----------
                                                                                                  38,579
                                                                                              ----------

            NEW YORK (3.3%)
  2,040     Buffalo and Erie County Industrial Land Dev.
               Corp.                                        5.38         10/01/2041                2,293
 21,485     Dormitory Auth.                                 6.00          8/15/2016               23,707
  2,160     Dormitory Auth.                                 5.25          7/01/2024                2,344
  2,250     Dormitory Auth.                                 5.25          7/01/2029                2,358
 16,130     Liberty Dev. Corp.                              5.25         10/01/2035               18,125
  2,000     Long Island Power Auth.                         5.75          4/01/2039                2,300
      5     New York City                                   5.30         12/01/2018                    5
     80     New York City (PRE)                             5.88          8/01/2019                   80
  5,025     New York City                                   5.88          8/01/2019                5,049
  5,000     New York City                                   5.13         12/01/2028                5,773
  1,500     New York City Municipal Water Finance Auth.     5.00          6/15/2037                1,638
  7,500     New York City Transitional Finance Auth.        5.00          1/15/2034                8,167
  5,000     Thruway Auth. (c)                               5.00          1/01/2042                5,435
 10,000     Triborough Bridge and Tunnel Auth.              5.00         11/15/2031               11,028
  2,000     Troy Capital Resource Corp.                     5.00          9/01/2030                2,203
                                                                                              ----------
                                                                                                  90,505
                                                                                              ----------

            NORTH CAROLINA (1.1%)
 10,000     Capital Facilities Finance Agency               4.63         11/01/2040               10,479
  3,750     Charlotte-Mecklenberg Hospital Auth.            5.25          1/15/2034                4,155
  5,000     Columbus County Industrial
               Facilities & Pollution
               Control Financing Auth.                      6.25         11/01/2033                5,578
  5,250     State Medical Care Commission                   5.00          7/01/2033                5,382
  4,000     Wake County Industrial
               Facilities and Pollution
               Control Financing Auth.                      5.38          2/01/2017                4,054
                                                                                              ----------
                                                                                                  29,648
                                                                                              ----------

            NORTH DAKOTA (0.7%)
  4,685     Fargo                                           6.25         11/01/2031                5,619
  5,000     Grand Forks                                     5.00         12/01/2032                5,339
  5,000     Grand Forks                                     5.00         12/01/2035                5,298
  2,500     McLean County                                   4.88          7/01/2026                2,697
  1,685     Williams County                                 5.00         11/01/2026                1,726
                                                                                              ----------
                                                                                                  20,679
                                                                                              ----------

            OHIO (1.6%)
  6,000     Air Quality Dev. Auth.                          5.70          8/01/2020                6,968
 20,000     Buckeye Tobacco Settlement Financing Auth.      5.88          6/01/2030               15,733
 10,000     Buckeye Tobacco Settlement Financing Auth.      5.75          6/01/2034                7,691
  1,000     Cleveland (INS)                                 5.00          1/01/2031                1,071
  4,640     Higher Education Facility Commission (INS)      5.00          5/01/2036                4,465
  2,000     Lake County                                     5.63          8/15/2029                2,111
  6,325     Lorain County                                   5.25          2/01/2021                6,332
                                                                                              ----------
                                                                                                  44,371
                                                                                              ----------

            OKLAHOMA (2.1%)
 14,705     Chickasaw Nation (e)                            6.00         12/01/2025               16,523
 13,125     Chickasaw Nation (e)                            6.25         12/01/2032               14,551
  4,500     Municipal Power Auth. (INS)                     4.50          1/01/2047                4,633
  7,500     Norman Regional Hospital Auth. (INS)            5.50          9/01/2023                7,541

================================================================================

9  | USAA Tax Exempt Long-Term Fund

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                    COUPON              FINAL                VALUE
(000)       SECURITY                                        RATE           MATURITY                (000)
--------------------------------------------------------------------------------------------------------
$ 3,100     Norman Regional Hospital Auth.                  5.38%         9/01/2029           $    3,161
  8,695     Norman Regional Hospital Auth.                  5.38          9/01/2036                8,797
  2,675     Tulsa Industrial Auth.                          5.00         10/01/2037                2,799
                                                                                              ----------
                                                                                                  58,005
                                                                                              ----------

            OREGON (0.1%)
  1,755     Keizer                                          5.20          6/01/2031                1,911
                                                                                              ----------

            PENNSYLVANIA (0.8%)
    750     Allegheny County Higher Education Building
               Auth.                                        5.50          3/01/2031                  853
  1,045     Allegheny County IDA                            5.13          9/01/2031                1,004
  4,000     Allegheny County Sanitary Auth. (INS)           5.00          6/01/2040                4,402
  7,000     Economic Development Financing Auth.            4.00         10/01/2023                7,356
  1,870     Erie Parking Auth. (INS)                        5.13          9/01/2032                2,126
  2,295     Erie Parking Auth. (INS)                        5.20          9/01/2035                2,608
    550     Montgomery County IDA (c)                       5.00         11/15/2029                  582
  3,200     Washington County IDA                           5.00         11/01/2036                3,421
                                                                                              ----------
                                                                                                  22,352
                                                                                              ----------

            PUERTO RICO (0.8%)
 19,000     Commonwealth (INS)                              5.00          7/01/2035               19,938
  2,000     Industrial, Tourist, Educational, Medical,
               Environmental Control Facilities Financing
               Auth.                                        5.38          4/01/2042                2,008
                                                                                              ----------
                                                                                                  21,946
                                                                                              ----------

            RHODE ISLAND (1.1%)
  5,700     EDC (INS)                                       5.00          7/01/2031                5,844
 12,185     EDC (INS)                                       5.00          7/01/2036               12,390
    975     Housing and Mortgage Finance Corp.              6.85         10/01/2024                  978
  9,950     Housing and Mortgage Finance Corp.              4.85          4/01/2033               10,205
                                                                                              ----------
                                                                                                  29,417
                                                                                              ----------

            SOUTH CAROLINA (1.6%)
  5,000     Georgetown County                               5.70          4/01/2014                5,371
  2,250     Greenwood County                                5.38         10/01/2039                2,414
 12,580     Jobs EDA (PRE)                                  6.00         11/15/2026               12,857
 12,420     Jobs EDA                                        6.00         11/15/2026               12,686
 10,000     Jobs EDA (INS)                                  4.60          4/01/2027                9,949
                                                                                              ----------
                                                                                                  43,277
                                                                                              ----------

            SOUTH DAKOTA (0.5%)
  2,500     Health and Educational Facilities Auth.         5.25         11/01/2027                2,588
  2,500     Health and Educational Facilities Auth.         5.25         11/01/2029                2,772
  3,000     Health and Educational Facilities Auth.         5.25          7/01/2038                3,191
  4,000     Health and Educational Facilities Auth.         5.00          7/01/2042                4,292
                                                                                              ----------
                                                                                                  12,843
                                                                                              ----------

            TENNESSEE (1.3%)
  4,240     Jackson                                         5.50          4/01/2033                4,590
  3,000     Johnson City Health and Educational Facilities
               Board                                        5.50          7/01/2031                3,140
  5,000     Johnson City Health and Educational Facilities
               Board                                        5.50          7/01/2036                5,194
  4,155     Knox County Health, Educational and Housing
               Facilities Board                             5.02 (b)      1/01/2036                1,297
  4,000     Knox County Health, Educational and Housing
               Facilities Board                             5.03 (b)      1/01/2037                1,181

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                    COUPON              FINAL                VALUE
(000)       SECURITY                                        RATE           MATURITY                (000)
--------------------------------------------------------------------------------------------------------
$ 5,605     Shelby County (PRE)                             6.38%         9/01/2019           $    5,665
  3,765     Shelby County Health, Educational and Housing
               Facilities Board                             5.00          5/01/2042                4,035
 11,075     Sullivan County Health Educational & Housing
               Facilities Board                             5.25          9/01/2036               11,457
                                                                                              ----------
                                                                                                  36,559
                                                                                              ----------

            TEXAS (17.4%)
 19,500     Bell County Health Facilities Dev. Corp. (ETM)  6.50          7/01/2019               24,581
  1,520     Bexar County                                    5.00          7/01/2033                1,528
  1,795     Bexar County                                    5.00          7/01/2037                1,795
  6,000     Central Texas Regional Mobility Auth.           5.75          1/01/2031                6,737
  5,000     Cypress-Fairbanks ISD (NBGA)                    5.00          2/15/2035                5,576
 12,100     Denton ISD (NBGA)                               5.16 (b)      8/15/2028                5,929
 13,885     Denton ISD (NBGA)                               5.18 (b)      8/15/2029                6,473
 11,220     Denton ISD (NBGA)                               5.20 (b)      8/15/2030                4,957
 15,645     Denton ISD (NBGA)                               5.22 (b)      8/15/2031                6,490
  5,000     Duncanville ISD (NBGA)                          4.63          2/15/2029                5,287
  2,240     Eagle Mountain-Saginaw ISD (NBGA)               4.50          8/15/2033                2,349
  9,155     Ennis ISD (NBGA)                                4.70 (b)      8/15/2034                3,341
  9,155     Ennis ISD (NBGA)                                4.71 (b)      8/15/2035                3,183
  9,000     Fort Worth                                      6.00          3/01/2029               10,148
  8,085     Fort Worth                                      6.25          3/01/2033                9,141
  3,990     Guadalupe-Blanco River Auth. (INS)              5.00          5/15/2039                4,188
  3,000     Harlandale ISD (NBGA)                           4.75          8/15/2036                3,168
 20,100     Harris County (PRE)                             4.75         10/01/2031               23,544
  4,900     Harris County                                   4.75         10/01/2031                5,493
  4,000     Harris County Education Facilities
               Finance Corp.                                5.25         10/01/2029                4,542
  1,500     Harris County Health Facilities Dev. Corp.      7.25         12/01/2035                1,801
  7,000     Harris County IDC                               5.00          2/01/2023                7,605
  2,660     Hopkins County Hospital District                5.75          2/15/2028                2,721
  2,000     Hopkins County Hospital District                6.00          2/15/2033                2,026
 12,500     Houston Airport System                          5.50          7/01/2034               13,933
 22,000     Houston ISD (NBGA)                              5.00          2/15/2033               24,732
  5,000     Irving ISD (NBGA)                               5.38 (b)      2/15/2028                2,418
 22,000     Judson ISD (NBGA) (d)                           4.50          2/01/2035               23,101
  7,750     Kerrville Health Facilities Dev. Corp.          5.38          8/15/2035                7,874
  3,000     Laredo CCD (INS)                                5.25          8/01/2035                3,326
 10,350     Lower Colorado River Auth. (INS)                5.00          5/15/2031               10,362
  5,300     Matagorda County                                6.30         11/01/2029                6,101
  4,235     Mesquite Health Facilities Dev. Corp.           5.63          2/15/2035                4,282
    820     Midlothian Dev. Auth.                           5.13         11/15/2026                  813
 11,500     North Central Health Facilities
               Dev. Corp. (INS)                             5.25          8/15/2022               11,690
  5,000     North Fort Bend Water Auth.                     5.00         12/15/2036                5,401
  3,000     North Texas Tollway Auth.                       5.63          1/01/2028                3,348
  5,000     North Texas Tollway Auth.                       5.63          1/01/2033                5,503
 15,000     North Texas Tollway Auth.                       5.63          1/01/2033               16,509
 15,000     North Texas Tollway Auth.                       5.75          1/01/2033               16,351
  3,000     North Texas Tollway Auth.                       7.55 (b)      9/01/2037                  755
 12,500     North Texas Tollway Auth.                       5.75          1/01/2040               13,821
  5,490     Red River Education Finance Corp.               4.38          3/15/2027                5,822
  1,000     San Leanna Education Facilities Corp.           5.13          6/01/2026                1,050
  1,815     San Leanna Education Facilities Corp.           5.13          6/01/2027                1,899
  6,025     San Leanna Education Facilities Corp.           4.75          6/01/2032                6,103
  2,395     San Leanna Education Facilities Corp.           5.13          6/01/2036                2,447
  7,205     Schertz - Cibolo - Universal City ISD (NBGA)    5.09 (b)      2/01/2033                2,648
  6,200     Schertz - Cibolo - Universal City ISD (NBGA)    5.11 (b)      2/01/2035                2,050
 18,530     State Turnpike Auth. (INS)                      5.25 (b)      8/15/2030                7,275
  1,100     Tarrant County Cultural Education Facilities
               Finance Corp.                                6.00         11/15/2026                1,158
  6,315     Tarrant County Cultural Education Facilities
               Finance Corp.                                5.63         11/15/2027                6,504
  4,000     Tarrant County Cultural Education Facilities
               Finance Corp.                                6.00         11/15/2036                4,186

================================================================================

11  | USAA Tax Exempt Long-Term Fund

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                    COUPON              FINAL                VALUE
(000)       SECURITY                                        RATE           MATURITY                (000)
--------------------------------------------------------------------------------------------------------
$15,000     Tarrant County Cultural Education Facilities
               Finance Corp.                                5.13%         5/15/2037           $   14,833
  4,000     Tarrant County Cultural Education Facilities
               Finance Corp.                                5.75         11/15/2037                4,077
  5,000     Transportation Commission                       4.50          4/01/2033                5,347
  4,595     Tyler Health Facilities Dev. Corp. (PRE)        5.75          7/01/2027                4,834
 22,000     Tyler Health Facilities Dev. Corp.              5.25         11/01/2032               22,700
 10,000     Tyler Health Facilities Dev. Corp.              5.00          7/01/2033               10,202
  8,585     Tyler Health Facilities Dev. Corp. (PRE)        5.75          7/01/2033                9,031
  1,230     Tyler Health Facilities Dev. Corp.              5.38         11/01/2037                1,268
  1,000     Uptown Dev. Auth.                               5.50          9/01/2029                1,084
 22,220     Veterans' Land Board (d)                        6.25          8/01/2035               22,311
  3,000     Weatherford ISD (NBGA)                          4.83 (b)      2/15/2027                1,625
  2,500     Weatherford ISD (NBGA)                          4.84 (b)      2/15/2028                1,290
  3,105     Weatherford ISD (NBGA) (PRE)                    5.45          2/15/2030                3,126
  6,360     West Harris County Regional Water Auth. (INS)   4.70         12/15/2030                6,750
  4,770     Wood County Central Hospital District           6.00         11/01/2041                5,225
                                                                                              ----------
                                                                                                 477,768
                                                                                              ----------

            VIRGINIA (1.6%)
 11,280     College Building Auth.                          5.00          6/01/2026               11,611
  5,000     College Building Auth.                          5.00          6/01/2029                5,114
    880     College Building Auth. (PRE)                    5.00          6/01/2036                1,030
  3,120     College Building Auth.                          5.00          6/01/2036                3,156
  1,476     Farms of New Kent Community Dev. Auth. (h)      5.13          3/01/2036                  858
  8,665     Farms of New Kent Community Dev. Auth. (h)      5.45          3/01/2036                5,037
  2,000     Farms of New Kent Community Dev. Auth. (h)      5.80          3/01/2036                1,163
  1,300     Lewistown Commerce Center Community Dev.
               Auth. (h)                                    5.75          3/01/2019                1,100
 10,875     Lewistown Commerce Center Community Dev.
               Auth. (h)                                    6.05          3/01/2027                8,319
  5,000     Small Business Financing Auth.                  5.25          9/01/2037                5,147
  2,696     Watkins Centre Community Dev. Auth.             5.40          3/01/2020                2,774
                                                                                              ----------
                                                                                                  45,309
                                                                                              ----------

            WASHINGTON (0.5%)
 12,180     Health Care Facilities Auth. (INS)              4.75         12/01/2031               12,035
  2,500     Health Care Facilities Auth. (INS)              6.00          8/15/2039                2,844
                                                                                              ----------
                                                                                                  14,879
                                                                                              ----------

            WEST VIRGINIA (0.3%)
  2,000     EDA                                             5.38         12/01/2038                2,167
  2,500     West Virginia Univ. Board of Governors (INS)    5.00         10/01/2027                2,692
  2,500     West Virginia Univ. Board of Governors (INS)    5.00         10/01/2028                2,689
                                                                                              ----------
                                                                                                   7,548
                                                                                              ----------

            WISCONSIN (1.2%)
    635     Health & Educational Facilities Auth.           5.38         10/01/2021                  639
  5,000     Health & Educational Facilities Auth.           5.75         11/15/2030                5,710
  3,000     Health & Educational Facilities Auth.           5.00          8/15/2032                3,260
 10,600     Health & Educational Facilities Auth.           5.38          2/15/2034               11,045
  2,500     Health & Educational Facilities Auth.           5.38          8/15/2037                2,737
  7,800     Kaukauna (INS)                                  5.00         12/15/2035                8,403
                                                                                              ----------
                                                                                                  31,794
                                                                                              ----------

            WYOMING (0.4%)
  2,360     Municipal Power Agency                          5.50          1/01/2033                2,590
  2,300     Municipal Power Agency                          5.50          1/01/2038                2,509

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                    COUPON              FINAL                VALUE
(000)       SECURITY                                        RATE           MATURITY                (000)
--------------------------------------------------------------------------------------------------------
$ 6,000     Sweetwater County                               5.25%         7/15/2026         $      6,776
                                                                                              ----------
                                                                                                  11,875
                                                                                              ----------
            Total Fixed-Rate Instruments
               (cost: $2,370,992)                                                              2,473,020
                                                                                              ----------

            PUT BONDS (1.3%)

            ARIZONA (0.5%)
 12,500     Maricopa County                                 6.00          5/01/2029               13,502
                                                                                              ----------

            FLORIDA (0.2%)
  4,000     Putnam County Dev. Auth. (INS)                  5.35          3/15/2042                4,522
                                                                                              ----------

            INDIANA (0.4%)
  9,000     Rockport                                        6.25          6/01/2025                9,786
                                                                                              ----------

            LOUISIANA (0.2%)
  6,750     St. Charles Parish                              4.00         12/01/2040                6,981
                                                                                              ----------
            Total Put Bonds (cost: $32,250)                                                       34,791
                                                                                              ----------

            ADJUSTABLE-RATE NOTES (0.4%)

            PENNSYLVANIA (0.4%)
 11,000     Berks County Municipal Auth. (cost: $10,904)    1.68         11/01/2039               10,990
                                                                                              ----------

            VARIABLE-RATE DEMAND NOTES (7.6%)

            ARIZONA (0.8%)
 22,485     Health Facilities Auth. (LOC - Sovereign Bank)  1.48         12/01/2037               22,485
                                                                                              ----------

            CALIFORNIA (2.5%)
 10,020     Downey School Facilities Financing Auth.
               (LIQ)(LOC - Dexia Credit Local) (e)          0.68          8/01/2025               10,020
  6,500     Educational Facilities Auth. (LOC - Sovereign
               Bank)                                        1.55         11/01/2042                6,500
  2,885     Hacienda La Puente USD (LIQ)(LOC - Dexia
               Credit Local) (e)                            0.92          8/01/2024                2,885
 25,375     State (LIQ)(LOC - Dexia Credit Local) (e)       0.88          2/01/2025               25,375
 12,185     State (LIQ)(LOC - Dexia Credit Local) (e)       0.87          8/01/2027               12,185
 10,845     Victorville Joint Powers
               Financing Auth. (LOC -
               BNP Paribas)                                 2.75          5/01/2040               10,845
                                                                                              ----------
                                                                                                  67,810
                                                                                              ----------

            ILLINOIS (1.1%)
  8,800     Finance Auth. (LOC - Sovereign Bank)            1.48          5/15/2037                8,800
 21,230     State (LIQ)                                     2.00         10/01/2033               21,230
                                                                                              ----------
                                                                                                  30,030
                                                                                              ----------

            MASSACHUSETTS (0.2%)
  5,430     Dev. Finance Agency (LOC - Sovereign Bank)      1.75         11/01/2037                5,430
                                                                                              ----------

            MICHIGAN (0.3%)
  8,380     Strategic Fund (LOC - Sovereign Bank)           1.48         11/15/2034                8,380
                                                                                              ----------

            NEW JERSEY (0.1%)
  4,475     EDA (LIQ)(LOC - Dexia Credit Local) (e)         0.88          9/01/2022                4,475

================================================================================

13  | USAA Tax Exempt Long-Term Fund

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                    COUPON              FINAL                VALUE
(000)       SECURITY                                        RATE           MATURITY                (000)
--------------------------------------------------------------------------------------------------------
$    15     Washington Township Board of Education
               (INS)(LIQ) (e)                               0.68%         1/01/2028           $       15
                                                                                              ----------
                                                                                                   4,490
                                                                                              ----------

            NEW MEXICO (0.5%)
 13,380     Portales (LOC - Sovereign Bank)                 1.75          7/01/2036               13,380
                                                                                              ----------

            NEW YORK (1.0%)
 20,000     Housing Finance Agency (LOC - Landesbank
               Baden-Wurttemberg)                           0.90         11/01/2041               20,000
  7,880     Nassau County IDA (LOC - Sovereign Bank)        1.75         12/01/2036                7,880
                                                                                              ----------
                                                                                                  27,880
                                                                                              ----------

            PENNSYLVANIA (0.2%)
  4,955     Luzerne County IDA (LOC - Sovereign Bank)       1.75          2/01/2029                4,955
                                                                                              ----------

            PUERTO RICO (0.6%)
  2,330     Electric Power Auth. (LIQ)(LOC - Dexia Credit
               Local) (e)                                   0.87          7/01/2026                2,330
 13,400     Highway & Transportation Auth. (LIQ)(LOC -
               Dexia Credit Local) (e)                      0.87          7/01/2030               13,400
                                                                                              ----------
                                                                                                  15,730
                                                                                              ----------

            TEXAS (0.1%)
  2,990     North East ISD (LIQ)(NBGA) (e)                  0.72          2/01/2028                2,990
                                                                                              ----------

            WASHINGTON (0.2%)
  5,990     Housing Finance Commission (LOC - HSH
               Nordbank A.G.)                               1.75          3/01/2036                5,990
                                                                                              ----------
            Total Variable-Rate Demand Notes
               (cost: $209,550)                                                                  209,550
                                                                                              ----------

            TOTAL INVESTMENTS (COST: $2,623,696)                                              $2,728,351
                                                                                              ==========

($ IN 000s)                                              VALUATION HIERARCHY
                                                        ---------------------
                                          (LEVEL 1)         (LEVEL 2)          (LEVEL 3)
                                        QUOTED PRICES         OTHER           SIGNIFICANT
                                           IN ACTIVE       SIGNIFICANT       UNOBSERVABLE
                                            MARKETS         OBSERVABLE          INPUTS
                                        FOR IDENTICAL         INPUTS
ASSETS                                      ASSETS                                               TOTAL
------------------------------------------------------------------------------------------------------
  Fixed-Rate Instruments                      $--            $2,473,020         $--         $2,473,020
  Put Bonds                                    --                34,791          --             34,791
  Adjustable-Rate Notes                        --                10,990          --             10,990
  Variable-Rate Demand Notes                   --               209,550          --            209,550
------------------------------------------------------------------------------------------------------
Total                                         $--            $2,728,351         $--         $2,728,351
------------------------------------------------------------------------------------------------------

For the period of April 1, 2012, through June 30, 2012, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  Portfolio of Investments |  14

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

June 30, 2012 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The information presented in this quarterly report pertains only to the USAA Tax Exempt Long-Term Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

3. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Asset Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

================================================================================

15  | USAA Tax Exempt Long-Term Fund

================================================================================

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include variable-rate demand notes which are valued at amortized cost. All other level 2 securities are valued based on methods discussed in Note A1.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

D. As of June 30, 2012, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of June 30, 2012, were $172,127,000 and $67,472,000, respectively, resulting in net unrealized appreciation of $104,655,000.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $2,744,969,000 at June 30, 2012, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES

(a) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.

================================================================================

                                         Notes to Portfolio of Investments |  16

================================================================================

(b) Zero-coupon security. Rate represents the effective yield at the date of purchase.

(c) At June 30, 2012, the aggregate market value of securities purchased on a when-issued basis was $7,570,000.

(d) At June 30, 2012, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.

(e) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

(f) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at June 30, 2012, was $38,362,000, which represented 1.4% of the Fund's net assets.

(g) Currently the issuer is in default with respect to interest and/or principal payments.

(h) Security was fair valued at June 30, 2012, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.

================================================================================

17  | USAA Tax Exempt Long-Term Fund


ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.


                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Quarter Ended June 30, 2012

By:*      /S/ ADYM W. RYGMYR
         --------------------------------------------------------------
         Signature and Title:  Adym W. Rygmyr, Secretary

Date:    08/24/12
         -------------------------------




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:*      /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     08/27/12
         -------------------------------

By:*     /S/ ROBERTO GALINDO, JR.
         --------------------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     08/27/12
         -------------------------------


*Print the name and title of each signing officer under his or her signature.